LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 157,422	¥ 101,340
Operating cash outflows for finance leases	1,976	8,910
Financing cash outflows for finance leases	36,587	280,833
Total cash paid for amounts included in the measurement of lease liabilities:	195,985	391,083
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	¥ 44,802	¥ 348,901
Operating leases: Weighted-average remaining lease term	3 years 9 months 18 days	5 years 8 months 8 days
Operating leases: Weighted-average discount rate	5.42%	6.48%
Financing leases: Weighted-average remaining lease term		6 months 21 days
Financing leases: Weighted-average discount rate		5.00%